March 20, 2017

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Prospectus

dated December 30, 2016

All of the information referenced below was effective as of March 9, 2017.

The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Mid Cap Growth Strategy are made by a team of portfolio managers.  The team has consisted of Todd W. Wakefield, CFA since May 2013, Robert C. Zeuthen, CFA since August 2012 and John R. Porter since March 2017. Mr. Porter, the Mid Cap Growth Strategy's lead portfolio manager, is a senior managing director and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Messrs. Porter, Wakefield and Zeuthen also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Small Cap Growth Strategy are made by a team of portfolio managers.  The team has consisted of Todd W. Wakefield, CFA and Robert C. Zeuthen, CFA since May 2013 and John R. Porter since March 2017. Mr. Porter, the Small Cap Growth Strategy's lead portfolio manager, is a senior managing director and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Messrs. Porter, Wakefield and Zeuthen also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Small/Mid Cap Growth Strategy are made by a team of portfolio managers.  The team has consisted of Todd W. Wakefield, CFA and Robert C. Zeuthen, CFA since April 2014 and John R. Porter since March 2017. Mr. Porter, the Small/Mid Cap Growth Strategy's lead portfolio manager, is a senior managing director and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Messrs. Porter, Wakefield and Zeuthen also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

MFT3-S0317A

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The following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Mid Cap Multi-Strategy Fund,"  "– BNY Mellon Small Cap Multi-Strategy Fund,"
" – BNY Mellon Small/Mid Cap Multi-Strategy Fund," and " – Biographical Information":

BNY Mellon Mid Cap Multi-Strategy Fund's primary portfolio managers with respect to the portion of the fund's assets invested in the Mid Cap Growth Strategy are John R. Porter, Todd W. Wakefield and Robert C. Zeuthen.

BNY Mellon Small Cap Multi-Strategy Fund's primary portfolio managers with respect to the portion of the fund's assets invested in the Small Cap Growth Strategy are John R. Porter, Todd W. Wakefield and Robert C. Zeuthen.

BNY Mellon Small/Mid Cap Multi-Strategy Fund's primary portfolio managers with respect to the portion of the fund's assets invested in the Small/Mid Cap Growth Strategy are John R. Porter, Todd W. Wakefield and Robert C. Zeuthen.

John R. Porter III has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Growth Strategy since March 2017.  Mr. Porter has been employed by Dreyfus since March 2017.  He is a senior managing director and the head of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM, where he has been employed since August 2016.  Before joining TBCAM, Mr. Porter served as President and chair of the investment committee at Seaward Management, where he was employed from September 2013 to August 2016.  Before joining Seaward Management, Mr. Porter was the founder and Chief Investment Officer of JP3 Capital Management LLC, where he managed a concentrated long/short portfolio focused on the technology, consumer and energy sectors, from January 2010 through June 2013.

MFT3-S0317A